Condensed Consolidated Statements of Changes in Equity (USD $)	Total		Appalachian Power Co [Member]		Indiana Michigan Power Co [Member]	Ohio Power Co [Member]		Public Service Co Of Oklahoma [Member]	Southwestern Electric Power Co [Member]		Common Stock [Member]	Common Stock [Member] Appalachian Power Co [Member]	Common Stock [Member] Indiana Michigan Power Co [Member]	Common Stock [Member] Ohio Power Co [Member]	Common Stock [Member] Public Service Co Of Oklahoma [Member]	Common Stock [Member] Southwestern Electric Power Co [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Appalachian Power Co [Member]	Additional Paid-in Capital [Member] Indiana Michigan Power Co [Member]	Additional Paid-in Capital [Member] Ohio Power Co [Member]	Additional Paid-in Capital [Member] Public Service Co Of Oklahoma [Member]	Additional Paid-in Capital [Member] Southwestern Electric Power Co [Member]	Retained Earnings [Member]	Retained Earnings [Member] Appalachian Power Co [Member]	Retained Earnings [Member] Indiana Michigan Power Co [Member]	Retained Earnings [Member] Ohio Power Co [Member]	Retained Earnings [Member] Public Service Co Of Oklahoma [Member]	Retained Earnings [Member] Southwestern Electric Power Co [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] Appalachian Power Co [Member]	Accumulated Other Comprehensive Income [Member] Indiana Michigan Power Co [Member]	Accumulated Other Comprehensive Income [Member] Ohio Power Co [Member]	Accumulated Other Comprehensive Income [Member] Public Service Co Of Oklahoma [Member]	Accumulated Other Comprehensive Income [Member] Southwestern Electric Power Co [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Southwestern Electric Power Co [Member]
Beginning Balance at Dec. 31, 2011	$ 14,665,000,000		$ 2,936,414,000		$ 1,760,980,000	$ 4,450,178,000		$ 892,805,000	$ 1,813,757,000		$ 3,274,000,000	$ 260,458,000	$ 56,584,000	$ 321,201,000	$ 157,230,000	$ 135,660,000	$ 5,970,000,000	$ 1,573,752,000	$ 980,896,000	$ 1,744,099,000	$ 364,037,000	$ 674,606,000	$ 5,890,000,000	$ 1,160,747,000	$ 751,721,000	$ 2,582,600,000	$ 364,389,000	$ 1,029,915,000	$ (470,000,000)	$ (58,543,000)	$ (28,221,000)	$ (197,722,000)	$ 7,149,000	$ (26,815,000)	$ 1,000,000	$ 391,000
Beginning Balance, Shares at Dec. 31, 2011	503,759,460
Issuance of Common Stock, Value	83,000,000										15,000,000						68,000,000
Issuance of Common Stock, Shares	2,245,502
Capital Contributions from Parent						0
Common Stock Dividends	(916,000,000)																						(913,000,000)												(3,000,000)
Common Stock Dividends			(170,000,000)		(75,000,000)	(300,000,000)		(90,000,000)																(170,000,000)	(75,000,000)	(300,000,000)	(90,000,000)
Common Stock Dividends									(3,752,000)																											(3,752,000)
Stockholders' Equity, Other	10,000,000																11,000,000																		(1,000,000)
Net Income (Loss)																							1,259,000,000					198,891,000
Net Income (Loss) Attributable to Noncontrolling Interests	3,000,000								3,622,000																										3,000,000	3,622,000
Net Income (Loss)	1,262,000,000		257,503,000		118,457,000	343,534,000		114,141,000	202,513,000															257,503,000	118,457,000	343,534,000	114,141,000
Other Comprehensive Income (Loss)	133,000,000		28,645,000		(662,000)	31,997,000		(668,000)	8,955,000																				133,000,000	28,645,000	(662,000)	31,997,000	(668,000)	8,955,000
Contribution of Amos Plant from Parent			0
Ending Balance at Dec. 31, 2012	15,237,000,000		3,052,562,000		1,803,775,000	4,525,709,000		916,278,000	2,021,473,000		3,289,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	6,049,000,000		980,896,000		364,037,000	674,606,000	6,236,000,000	1,248,250,000	795,178,000	2,626,134,000	388,530,000	1,228,806,000	(337,000,000)	(29,898,000)	(28,883,000)	(165,725,000)	6,481,000	(17,860,000)	0	261,000
Ending Balance, Shares at Dec. 31, 2012	506,004,962
Net Income (Loss)	364,000,000		70,548,000		43,457,000	129,774,000		13,693,000	11,548,000
Ending Balance at Mar. 31, 2013
Beginning Balance at Dec. 31, 2012	15,237,000,000		3,052,562,000		1,803,775,000	4,525,709,000		916,278,000	2,021,473,000		3,289,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	6,049,000,000	1,573,752,000	980,896,000	1,744,099,000	364,037,000	674,606,000	6,236,000,000	1,248,250,000	795,178,000	2,626,134,000	388,530,000	1,228,806,000	(337,000,000)	(29,898,000)	(28,883,000)	(165,725,000)	6,481,000	(17,860,000)	0	261,000
Beginning Balance, Shares at Dec. 31, 2012	506,004,962
Issuance of Common Stock, Value	84,000,000										14,000,000						70,000,000
Issuance of Common Stock, Shares	2,109,002
Capital Contributions from Parent						0
Common Stock Dividends	(954,000,000)																						(950,000,000)												(4,000,000)
Common Stock Dividends			(285,000,000)		(72,500,000)	(375,000,000)		(71,250,000)	(125,000,000)															(285,000,000)	(72,500,000)	(375,000,000)	(71,250,000)	(125,000,000)
Common Stock Dividends									(3,791,000)																											(3,791,000)
Stockholders' Equity, Other	13,000,000																12,000,000																		1,000,000
Net Income (Loss)																							1,480,000,000					149,811,000
Net Income (Loss) Attributable to Noncontrolling Interests	4,000,000								4,008,000																										4,000,000	4,008,000
Net Income (Loss)	1,484,000,000		193,211,000		177,504,000	409,980,000		97,796,000	153,819,000															193,211,000	177,504,000	409,980,000	97,796,000
Other Comprehensive Income (Loss)	217,000,000		32,849,000		13,374,000	77,572,000		(723,000)	9,416,000																				217,000,000	32,849,000	13,374,000	77,572,000	(723,000)	9,416,000
Pension and OPEB Adjustment Related to Mitchell Plant	5,000,000																												5,000,000
Deferred State Income Tax Rate Adjustment						(4,971,000)														(4,971,000)
Distribution of Cook Coal Terminal to Parent						(2,651,000)																				(22,303,000)						19,652,000
Distribution of OPCo Generation to Parent						(3,005,374,000)														(1,075,346,000)						(2,005,608,000)						75,580,000
Contribution of Amos Plant from Parent			235,810,000															235,810,000
Ending Balance at Dec. 31, 2013	16,086,000,000		3,229,432,000		1,922,153,000	1,625,265,000		942,101,000	2,055,917,000		3,303,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	6,131,000,000	1,809,562,000	980,896,000	663,782,000	364,037,000	674,606,000	6,766,000,000	1,156,461,000	900,182,000	633,203,000	415,076,000	1,253,617,000	(115,000,000)	2,951,000	(15,509,000)	7,079,000	5,758,000	(8,444,000)	1,000,000	478,000
Ending Balance, Shares at Dec. 31, 2013	508,113,964							10,482,000
Beginning Balance at Sep. 30, 2013
Net Income (Loss)	347,000,000	[1],[2]	30,176,000	[1]	35,413,000	80,249,000		4,575,000	104,124,000	[2]
Ending Balance at Dec. 31, 2013	16,086,000,000		3,229,432,000		1,922,153,000	1,625,265,000		942,101,000	2,055,917,000			260,458,000	56,584,000	321,201,000	157,230,000	135,660,000			980,896,000		364,037,000	674,606,000
Ending Balance, Shares at Dec. 31, 2013	508,113,964							10,482,000
Net Income (Loss)	561,000,000		101,851,000		87,089,000	60,774,000	[3]	8,448,000	22,962,000
Ending Balance at Mar. 31, 2014
Beginning Balance at Dec. 31, 2013	16,086,000,000		3,229,432,000		1,922,153,000	1,625,265,000		942,101,000	2,055,917,000		3,303,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	6,131,000,000		980,896,000	663,782,000	364,037,000	674,606,000	6,766,000,000	1,156,461,000	900,182,000	633,203,000	415,076,000	1,253,617,000	(115,000,000)	2,951,000		7,079,000	5,758,000	(8,444,000)	1,000,000	478,000
Beginning Balance, Shares at Dec. 31, 2013	508,113,964							10,482,000
Issuance of Common Stock, Value	73,000,000										10,000,000						63,000,000
Issuance of Common Stock, Shares	1,625,195
Capital Contributions from Parent						175,000,000														175,000,000
Common Stock Dividends	(998,000,000)																						(994,000,000)												(4,000,000)
Common Stock Dividends			(80,000,000)		(125,000,000)	(35,000,000)			(100,000,000)															(80,000,000)	(125,000,000)	(35,000,000)		(100,000,000)
Common Stock Dividends									(4,253,000)																											(4,253,000)
Stockholders' Equity, Other	13,000,000																10,000,000																		3,000,000
Net Income (Loss)																							1,634,000,000					140,369,000
Net Income (Loss) Attributable to Noncontrolling Interests	4,000,000								4,190,000																										4,000,000	4,190,000
Net Income (Loss)	1,638,000,000		215,415,000		155,647,000	216,422,000		86,929,000	144,559,000															215,415,000		216,422,000	86,929,000
Other Comprehensive Income (Loss)	12,000,000		2,081,000		1,149,000	(1,477,000)		(815,000)	978,000																				12,000,000	2,081,000		(1,477,000)	(815,000)	978,000
Contribution of Amos Plant from Parent			0
Ending Balance at Dec. 31, 2014	16,824,000,000		3,366,928,000		1,953,949,000	1,980,210,000		1,028,215,000	2,097,201,000		3,313,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	6,204,000,000	1,809,562,000	980,896,000	838,782,000	364,037,000	674,606,000	7,406,000,000	1,291,876,000	930,829,000	814,625,000	502,005,000	1,293,986,000	(103,000,000)	5,032,000	(14,360,000)	5,602,000	4,943,000	(7,466,000)	4,000,000	415,000
Ending Balance, Shares at Dec. 31, 2014	509,739,159							10,482,000
Beginning Balance at Sep. 30, 2014
Net Income (Loss)	192,000,000	[4]	28,559,000		14,598,000	45,053,000	[3]	10,946,000	14,227,000
Ending Balance at Dec. 31, 2014	$ 16,824,000,000		$ 3,366,928,000		$ 1,953,949,000	$ 1,980,210,000		$ 1,028,215,000	$ 2,097,201,000			$ 260,458,000	$ 56,584,000	$ 321,201,000	$ 157,230,000	$ 135,660,000		$ 1,809,562,000	$ 980,896,000		$ 364,037,000	$ 674,606,000									$ (14,360,000)
Ending Balance, Shares at Dec. 31, 2014	509,739,159							10,482,000

[1]	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 7).
[2]	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 4).
[3]	Prior to January 1, 2014, OPCo engaged in the generation of electric power and the subsequent sale of that powerto customers.
[4]	Includes termination of a coal contract and a KPCo regulatory disallowance (see Note 4).